Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2020
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2020	2019	2020	2019
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	12,129	12,094	12,129,165	12,093,909
Non-cumulative preference shares of US$0.01(1)	—	—	10	10
Cumulative preference shares of £1	1	1	900	900

Note:

(1)	No shares were redeemed in 2020 or 2019.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares - 000s
At 1 January 2019	12,049	12,048,605
Shares issued	45	45,304
At 1 January 2020	12,094	12,093,909
Shares issued	35	35,256
At 31 December 2020	12,129	12,129,165

Schedule of non-cumulative preference shares

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	floating	29 September 2017	US$100,000

Note:

(1)	Preference shares where distributions are discretionary are classified as equity.

Schedule of other equity instruments

	2020	2019	2018
	£m	£m	£m
Additional Tier 1 notes
US$2.0 billion 7.5% notes callable August 2020 (1)	—	1,277	1,277
US$1.15 billion 8% notes callable August 2025 (1)	734	734	734
US$2.65 billion 8.625% notes callable August 2021 (2)	2,047	2,047	2,047
US$1.5 billion 6.000% notes callable December 2025 - June 2026 (3)	1,220	—	—
GBP£1.0 billion 5.125% notes callable May - November 2027 (4)	998	—	—
	4,999	4,058	4,058

Notes:

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(2)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share.
(3)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 (translated at applicable exchange rate) per £1 share.
(4)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.